GOODWILL AND INTANGIBLE ASSETS, NET - Identifiable intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
GOODWILL AND INTANGIBLE ASSETS, NET
Gross Amount	$ 3,834,233	$ 1,783,074
Accumulated Amortization	(1,946,835)	(608,283)
Net Amount	$ 1,887,398	$ 1,174,791
Customers relationship
GOODWILL AND INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	9 years	11 years 6 months
Gross Amount	$ 1,333,681	$ 777,180
Accumulated Amortization	(1,016,070)	(373,653)
Net Amount	$ 317,611	$ 403,527
Trade name
GOODWILL AND INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	5 years	6 years 1 month 6 days
Gross Amount	$ 868,355	$ 386,080
Accumulated Amortization	(634,917)	(102,722)
Net Amount	$ 233,438	$ 283,358
Noncompetition agreement
GOODWILL AND INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	1 year 1 month 6 days	2 years 1 month 6 days
Gross Amount	$ 91,167	$ 34,000
Accumulated Amortization	(83,537)	(19,570)
Net Amount	$ 7,630	$ 14,430
Intellectual property
GOODWILL AND INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	0 years	9 years 6 months
Gross Amount	$ 15,862	$ 35,186
Accumulated Amortization	$ (15,862)	(22,947)
Net Amount		$ 12,239
Intangible assets: Proprietary Technology
GOODWILL AND INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	6 years 9 months 18 days
Gross Amount	$ 864,000
Accumulated Amortization	(20,571)
Net Amount	$ 843,429
Intangible Assets: Patent
GOODWILL AND INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	8 years 6 months
Gross Amount	$ 19,324
Accumulated Amortization	(8,374)
Net Amount	$ 10,950
Developed technology
GOODWILL AND INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	3 years 7 months 6 days
Gross Amount	$ 440,530
Accumulated Amortization	(123,466)
Net Amount	$ 317,064
Acquired technology
GOODWILL AND INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)		4 years 7 months 6 days
Gross Amount		$ 440,530
Accumulated Amortization		(35,360)
Net Amount		$ 405,170
Internally developed software
GOODWILL AND INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	3 years 3 months 18 days	3 years 3 months 18 days
Gross Amount	$ 201,314	$ 110,098
Accumulated Amortization	(44,038)	(54,031)
Net Amount	$ 157,276	$ 56,067